Revenue Recognition (Tables)	6 Months Ended
Aug. 04, 2018
Revenue from Contract with Customer [Abstract]
Summary of Disaggregation of Revenue

The following table summarizes the Company’s percentage of sales disaggregated by category for the thirteen and twenty-six weeks ended August 4, 2018:

Edible Grocery	23%
Perishables	29%
Non-Edible Grocery	21%
General Merchandise	13%
Gasoline and Other Ancillary Services	14%